Reserves (Tables)	12 Months Ended
Jun. 30, 2023
Reserves
Schedule of reserves

	June 30,
	2023	2022

	(In thousands of US Dollars)
Capital contribution reserve	4,591	3,452
Foreign currency translation reserve	3,285	2,394
Share-based payment reserve	4	4
Closing Balance	7,880	5,850

Schedule of movement in capital contribution reserve

	2023	2022

	(In thousands of US Dollars)
As of July 1	3,452	1,755
Interest forgiveness on convertible notes and shareholder loan	1,517	2,411
Call option issued to shareholder	—	(96)
Deferred tax impact	(378)	(618)
As of June 30	4,591	3,452

Schedule of movement in foreign currency translation reserve

	2023	2022

	(In thousands of US Dollars)
As of July 1	2,394	1,015
Movement during the year	891	1,379
As of June 30	3,285	2,394

Schedule of movement in share-based payment reserve

	2023	2022

	(In thousands of US Dollars)
As of July 1	4	4
Add: MEP shares granted during the year	—	—
As of June 30	4	4